Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net cash (used for) provided by operating activities		$ 2,420.9	$ 1,900.5	$ 1,688.4
Investing activities:
Capital expenditures		(999.9)	(778.6)	(796.7)
Cash paid for purchase of businesses, net of cash acquired		(239.9)	(1,588.5)	(376.4)
Debt purchased in connection with an acquisition				(36.5)
Investment in unconsolidated entities		(114.3)	(2.5)	(179.9)
Proceeds from sale of HH&B			1,005.9
Proceeds from sale of property, plant and equipment		23.3	52.6	31.2
Other		31.9	25.3	6.9
Net cash used for investing activities		(1,298.9)	(1,285.8)	(1,351.4)
Financing activities:
Proceeds from issuance of notes		1,197.3	998.4
(Repayments) additions to revolving credit facilities		(115.5)	421.8	125.5
Additions to debt		855.2	742.6	1,511.8
Repayments of debt		(2,032.9)	(2,331.9)	(1,073.3)
Other financing (repayments) additions		(24.2)	23.9	53.3
Specialty Chemicals spin-off of net cash and trust funding				(105.0)
Issuances of common stock, net of related minimum tax withholdings		26.6	35.8	11.8
Purchases of common stock		(195.1)	(93.0)	(335.3)
Cash dividends paid to stockholders		(440.9)	(403.2)	(380.7)
Cash distributions paid to noncontrolling interests		(33.3)	(47.0)	(33.5)
Other		7.7	(2.8)	(5.6)
Net cash used for financing activities		(755.1)	(655.4)	(231.0)
Effect of exchange rate changes on cash and cash equivalents		(28.2)	(2.1)	6.6
Increase (decrease) in cash and cash equivalents		338.7	(42.8)	112.6
Cash and cash equivalents at beginning of period		298.1	340.9	228.3	[1]
Cash and cash equivalents at end of period		636.8	298.1	340.9
WRK Co [Member]
Operating activities:
Net cash (used for) provided by operating activities	[2]	31.4	389.6	(588.0)
Investing activities:
Cash paid for purchase of businesses, net of cash acquired	[2]		(61.0)
Intercompany notes issued	[2]		(734.1)	(154.9)
Intercompany notes proceeds	[2]		5.0
Intercompany capital investment	[2]	(757.3)	(323.5)	(772.7)
Intercompany return of capital	[2]	1,356.3	611.7	1,450.9
Net cash used for investing activities	[2]	599.0	(501.9)	523.3
Financing activities:
Proceeds from issuance of notes	[2]	1,197.3	998.4
(Repayments) additions to revolving credit facilities	[2]	(106.7)	421.8	125.5
Additions to debt	[2]	2.7	742.6	1,511.8
Repayments of debt	[2]	(1,025.1)	(1,657.1)	(863.6)
Issuances of common stock, net of related minimum tax withholdings	[2]	26.6	35.8	11.8
Purchases of common stock	[2]	(195.1)	(93.0)	(335.3)
Cash dividends paid to stockholders	[2]	(440.9)	(403.2)	(380.7)
Intercompany notes borrowing	[2]		72.5	26.0
Intercompany notes payments	[2]	(69.0)	(3.5)	(26.0)
Other	[2]	(20.0)	(3.2)	(3.6)
Net cash used for financing activities	[2]	(630.2)	111.1	65.9
Increase (decrease) in cash and cash equivalents	[2]	0.2	(1.2)	1.2
Cash and cash equivalents at beginning of period	[2]		1.2
Cash and cash equivalents at end of period	[2]	0.2		1.2
Guarantor Subsidiaries [Member]
Operating activities:
Net cash (used for) provided by operating activities		214.7	1,322.8	(1,908.7)
Investing activities:
Capital expenditures		(1.2)	(1.4)
Cash paid for purchase of businesses, net of cash acquired			(118.1)	(278.8)
Debt purchased in connection with an acquisition				(36.5)
Proceeds from sale of property, plant and equipment			0.2	0.3
Intercompany notes issued		(1.4)		(143.0)
Intercompany notes proceeds		4.5	2.4	144.6
Intercompany capital investment		(300.8)	(715.5)	(138.9)
Intercompany return of capital		821.0	172.8	2,859.7
Other		4.3	5.9	(3.2)
Net cash used for investing activities		526.4	(653.7)	2,404.2
Financing activities:
Repayments of debt		(21.7)	(206.6)	(16.1)
Other financing (repayments) additions		(8.7)	(26.9)	35.7
Intercompany notes borrowing		375.9	519.8	599.8
Intercompany notes payments		(14.0)	(519.8)	(64.8)
Intercompany capital receipt		736.9	323.5	772.7
Intercompany capital distribution		(1,356.3)	(611.7)	(1,450.9)
Intercompany dividends			(144.1)	(367.1)
Net cash used for financing activities		(287.9)	(665.8)	(490.7)
Increase (decrease) in cash and cash equivalents		453.2	3.3	4.8
Cash and cash equivalents at beginning of period		37.6	34.3	29.5	[1]
Cash and cash equivalents at end of period		490.8	37.6	34.3
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash (used for) provided by operating activities		2,489.1	538.0	5,627.2
Investing activities:
Capital expenditures		(998.7)	(777.2)	(796.7)
Cash paid for purchase of businesses, net of cash acquired		(239.9)	(1,409.4)	(97.6)
Investment in unconsolidated entities		(114.3)	(2.5)	(179.9)
Proceeds from sale of HH&B			1,005.9
Proceeds from sale of property, plant and equipment		23.3	52.4	30.9
Intercompany notes issued		(375.9)	(592.3)	(625.8)
Intercompany notes proceeds		83.0	523.3	90.8
Other		27.6	19.4	10.1
Net cash used for investing activities		(1,594.9)	(1,180.4)	(1,568.2)
Financing activities:
(Repayments) additions to revolving credit facilities		(8.8)
Additions to debt		852.5
Repayments of debt		(986.1)	(468.2)	(193.6)
Other financing (repayments) additions		(15.5)	50.8	17.6
Specialty Chemicals spin-off of net cash and trust funding				(105.0)
Cash distributions paid to noncontrolling interests		(33.3)	(47.0)	(33.5)
Intercompany notes borrowing		1.4	734.1	297.9
Intercompany notes payments		(4.5)	(7.4)	(144.6)
Intercompany capital receipt		321.2	715.5	138.9
Intercompany capital distribution		(821.0)	(172.8)	(2,859.7)
Intercompany dividends		(314.3)	(205.8)	(1,075.0)
Other		27.7	0.4	(2.0)
Net cash used for financing activities		(980.7)	599.6	(3,959.0)
Effect of exchange rate changes on cash and cash equivalents		(28.2)	(2.1)	6.6
Increase (decrease) in cash and cash equivalents		(114.7)	(44.9)	106.6
Cash and cash equivalents at beginning of period		260.5	305.4	198.8	[1]
Cash and cash equivalents at end of period		145.8	260.5	305.4
Eliminations [Member]
Operating activities:
Net cash (used for) provided by operating activities		(314.3)	(349.9)	(1,442.1)
Investing activities:
Intercompany notes issued		377.3	1,326.4	923.7
Intercompany notes proceeds		(87.5)	(530.7)	(235.4)
Intercompany capital investment		1,058.1	1,039.0	911.6
Intercompany return of capital		(2,177.3)	(784.5)	(4,310.6)
Net cash used for investing activities		(829.4)	1,050.2	(2,710.7)
Financing activities:
Intercompany notes borrowing		(377.3)	(1,326.4)	(923.7)
Intercompany notes payments		87.5	530.7	235.4
Intercompany capital receipt		(1,058.1)	(1,039.0)	(911.6)
Intercompany capital distribution		2,177.3	784.5	4,310.6
Intercompany dividends		314.3	349.9	1,442.1
Net cash used for financing activities		$ 1,143.7	$ (700.3)	$ 4,152.8

[1]	The Non-Guarantor Subsidiaries column includes $20.5 million from discontinued operations.
[2]	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.